R&D Grant (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2023
R&D Grant [Line Items]
Restricted cash	$ 175,321		$ 175,321		$ 90,413
Deferred income	28,898		28,898		10,413
Grant income	138,561		272,340		191,087
Grant expense			272,340
R&D Grant [Member]
R&D Grant [Line Items]
Research and development grant	$ 492,325		$ 492,325		201,500
Incurred expenses					$ 191,087
ALPHA-1062 [Member] | R&D Grant [Member]
R&D Grant [Line Items]
Research and development grant							$ 750,000